Pension and severance plans (Projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
JAPAN
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 626,057	¥ 645,544
Fair value of plan assets	456,662	420,497
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	205,915	234,652
Fair value of plan assets	¥ 109,468	¥ 131,546